Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.87%	3.63%	19.86%	1.63%	39.19%	0.48%	12.92%	(19.29%)	7.78%	21.00%
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	23.77%	9.43%	27.89%	(11.66%)	26.67%	(0.59%)	24.52%	(16.03%)	16.78%	16.41%
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	41.39%	5.77%	22.92%	(5.41%)	18.14%	(2.36%)	19.96%	(18.74%)	18.19%	11.17%
Hotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	30.93%	4.40%	20.76%	(8.68%)	16.44%
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	14.55%	11.61%	26.66%	(7.88%)	34.45%	5.35%	25.57%	(10.97%)	13.85%	19.42%
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.25%	7.17%	13.08%	(9.80%)	6.72%	3.81%	9.57%	(3.41%)	8.24%	16.02%